SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities And Other Current Liabilities
Accrued expenses	$ 1,603,107	$ 1,787,985	$ 151,284
Capital market advisory fees	1,500,000	1,500,000
Personnel related liabilities	1,265,943	1,400,141
Accrued Interest	684	34,561
Total	$ 4,369,734	$ 4,722,687	$ 208,107